Subsequent Events (Details) - USD ($)							1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 07, 2016	Oct. 03, 2016	Jan. 22, 2016	Jan. 06, 2016	May 26, 2015	Mar. 31, 2015	Oct. 31, 2016	Oct. 21, 2016	Jan. 25, 2016	Oct. 19, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 04, 2016	Sep. 01, 2015	Apr. 17, 2015	Apr. 15, 2015
Subsequent Events (Textual)
Additional promissory note issued				$ 1,375,000
Warrants issued in connection with promissory note				2,750,000
Warrants exercise price				$ 0.50
Convertible note conversion, description						Each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions.
Common stock issued upon debt conversion																	3,323,230
Settlement for an employee termination																			$ 10,500
Exercise price of warrants						$ 0.50						$ 0.50
Conversion of debt instrument, value																	$ 1,634,928
Proceeds from convertible notes															$ 1,199,500	$ 1,657,500	$ 2,106,405	$ 800,000
Warrant [Member]
Subsequent Events (Textual)
Warrants exercise price																	$ 1.00
Term of warrants					5 years						5 years	5 years		5 years
Debt instrument interest rate										8.00%
Convertible note conversion, description											The convertible notes are convertible into units, with each unit consisting two shares of common stock and two warrants with a five year life from the date of conversion and an exercise price $0.50 per share, subject to certain anti-dilution provisions.	The convertible notes are convertible into units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions.	The convertible notes are convertible into units, with each unit consisting two shares of common stock and two warrants with a five year life from the date of conversion and an exercise price $0.50 per share, subject to certain anti-dilution provisions.	The convertible notes are convertible into units, with each unit consisting two shares of common stock and two warrants with a five year life from the date of conversion and an exercise price $0.50 per share, subject to certain anti-dilution provisions.
Common stock issued upon debt conversion										75,288				377,500			1,350,000
Exercise price of warrants					$ 0.50	$ 2.50				$ 2.50	$ 0.50	$ 2.50		$ 0.50		$ 0.50				$ 1.00	$ 0.50	$ 0.50
Conversion of debt instrument, value											$ 530,000	$ 700,000		$ 377,500			$ 675,000
Proceeds from convertible notes													$ 486,549
Stock options granted															19,254,051		15,481,234	1,707,000
Sale of securities, description																	Each unit consisted of one common share and one warrant.
Investor [Member]
Subsequent Events (Textual)
Warrants exercise price			$ 0.50						$ 0.50
Convertible note value			$ 2,000,000
Investment in private placement of convertible notes and warrants			$ 2,000,000
Purchase of common stock by convertible note and warrant			2,000,000						4,320,000
Term of warrants			10 years						10 years
Debt instrument interest rate			8.00%
Term of convertible note			1 year
Conversion price			$ 0.50
Convertible note description			Each unit consisting of a share of the Company's common stock and a warrant to purchase a share of common stock with a ten year term and an exercise price of $.50 per share.
Common stock issued upon debt conversion									4,320,000
Interest paid on convertible note									$ 320,000
Subsequent Event [Member]
Subsequent Events (Textual)
Stock option vested		1,000
Stock options granted		50,000
Stock option expiration term		5 years
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Textual)
Term of convertible note							5 years
Warrants issued to purchase							122,400
Exercise price of warrants							$ 0.50
Subsequent Event [Member] | Allen Amendment [Member]
Subsequent Events (Textual)
Proceeds from sale of securities								$ 6,000,000
Cash compensation								$ 15,000
Subsequent Event [Member] | Edger Amendment [Member]
Subsequent Events (Textual)
Sale of securities, description								The Ledger Amendment added in a clause stating that if the Company raises not less than $6,000,000 in funds from sales of its securities subsequent to the Ledger Amendment, then Mr. Ledger's base salary would increase from $210,000 to $240,000 and reduced Mr. Ledger's severance upon the termination of Mr. Ledger in connection with a change of control transaction to six months. A copy of the Ledger Amendment was filed as Exhibit 10.1 to the Form 8-K. In the first amendment to the Employment Agreement dated May 8, 2015, Mr. Ledger agreed to a salary reduction of his base salary from $300,000 to $210,000.
Subsequent Event [Member] | Tobin Amendment [Member]
Subsequent Events (Textual)
Sale of securities, description								The Tobin Amendment added in a clause stating that if the Company raises not less than $6,000,000 in funds from sales of its securities subsequent to the Tobin Amendment, then Mr. Tobin's base salary would increase from $190,000 to $225,000 and added a termination for "Good Reason" clause, as well as a six month severance upon the termination of Mr. Tobin.
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events (Textual)
Term of convertible note							5 years
Warrants issued to purchase							25,000
Exercise price of warrants							$ 0.50
Proceeds from convertible notes							$ 25,000
Gross proceeds form common stock							$ 25,000
Conversion of common stock, shares issued							122,400
Subsequent Event [Member] | Note Purchase Agreement [Member]
Subsequent Events (Textual)
Term of convertible note	5 years
Conversion price	$ 0.50
Convertible note description	The Note automatically converted by its terms on November 7, 2016, 30 days after issuance into an investment in the principal amount of the note in the Company's convertible notes and warrants.
Payments to acquire promissory note	$ 100,000
Warrants issued to purchase	200,000
Exercise price of warrants	$ 0.50
Subsequent Event [Member] | Note Purchase Agreement [Member] | One Year Promissory Note [Member]
Subsequent Events (Textual)
Term of convertible note	5 years
Warrants issued to purchase	100,000
Exercise price of warrants	$ 0.50
Conversion of debt instrument, value	$ 100,000